Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net Income	$ 3,648	$ 4,680	$ 4,915
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,411	364	741
Depreciation	524	581	565
Net amortization of securities premiums	412	369	293
Net amortization of loan origination costs (fees)	(31)	43	28
Deferred net loan origination costs	(32)	(9)	(42)
Amortization of core deposit intangible	45	45	45
Securities impairment charge			40
Net realized gains on sales or calls of securities	(2)	(6)	(31)
Net losses (gains) on sales of other real estate owned	34	(56)	(79)
Earnings on bank owned life insurance and annuities	(450)	(478)	(510)
Deferred income tax expense (benefit)	(64)	(20)	163
Equity in earnings of unconsolidated subsidiary, net of dividends of $45, $29 and $40	(204)	(234)	(210)
Stock-based compensation expense	25	26	58
Mortgage loans originated for sale	(11,057)
Proceeds from loans sold to others	11,526
Net gains on sales of loans	(567)
Net gains from life insurance cliam	(53)
Decrease in accrued interest receivable and other assets	478	190	1,022
Increase (decrease) in accrued interest payable and other liabilities	167	86	(208)
Net cash provided by operating activities	5,810	5,581	6,790
Investing activities:
Purchases of: Securities available for sale	(87,319)	(87,131)	(53,198)
Purchases of: FHLB stock	(26)
Purchases of: Premises and equipment	(286)	(224)	(754)
Purchases of: Bank owned life insurance and annuities	(70)	(70)	(70)
Proceeds from: Maturities of and principal repayments on securities available for sale	75,816	56,034	49,754
Proceeds from: Redemption of FHLB stock		388	109
Proceeds from: Bank owned life insurance and annuities	13	23	57
Proceeds from: Proceeds from life insurance claim	200
Proceeds from: Sale of other real estate owned	988	612	911
Proceeds from: Sale of other assets	2	9
Investment in low income housing partnership	(3,403)
Net decrease in interest bearing time deposits	249	249	75
Net decrease in loans receivable	10,160	7,537	12,147
Net cash used in investing activities	(3,676)	(22,573)	9,031
Financing activities:
Net increase (decrease) in deposits	86	9,875	(607)
Net increase in short-term borrowings and securities sold under agreements to repurchase	1,936	186	107
Repayment of long-term debt			(5,000)
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for employee stock plans	151	66	61
Net cash provided by financing activities	(1,911)	5,890	(10,440)
Net increase (decrease) in cash and cash equivalents	223	(11,102)	5,381
Cash and cash equivalents at beginning of year	14,174	25,276	19,895
Cash and cash equivalents at end of year	14,397	14,174	25,276
Supplemental information:
Interest paid	3,715	4,669	5,684
Income taxes paid	1,135	1,200	1,305
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	1,023	571	758
Transfer of loans to other assets		$ 22	$ 1